Cover	Dec. 30, 2023	Sep. 27, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Sep. 27, 2023
Entity Registrant Name		MUELLER INDUSTRIES INC
Entity Central Index Key		0000089439
Amendment Flag		false
Current Fiscal Year End Date	--12-30
Entity Incorporation, State or Country Code		DE
Entity File Number		1-6770
Entity Tax Identification Number		25-0790410
Entity Address, Address Line One		150 Schilling Boulevard
Entity Address, Address Line Two		Suite 100
Entity Address, City or Town		Collierville
Entity Address, State or Province		TN
Entity Address, Postal Zip Code		38017
City Area Code		(901)
Local Phone Number		753-3200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock
Trading Symbol		MLI
Security Exchange Name		NYSE
Entity Emerging Growth Company		false